Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Required Tabular Disclosure of Pay Versus Performance
The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to
Non-PEO
NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation
S-K.
Use of the term “compensation actually paid” is required by the SEC’s rules and, as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in the “Compensation Discussion and Analysis” section of this Proxy Statement.

Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (1)(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1) ($)	Average Compensation Actually Paid to Non-PEO NEOs (1)(2) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions) ($)	Net Product Revenues (millions) (5) ($)
					Total Stockholder Return (3) ($)	Peer Group Total Stockholder Return (4) ($)
2022	16,877,545	16,020,538	5,149,608	5,038,751	94	116	182.3	1,401.2
2021	7,530,431	15,297,662	3,510,384	5,612,040	107	129	231.1	1,077.3
2020	2,349,812	18,565,411	1,237,199	5,878,678	118	129	111.8	741.6

(1)
Dr. Morrissey was our PEO for each year presented. The individuals comprising the non-PEO
NEOs for each year presented are as follows: (i) for 2022, Mr. Senner, Dr. Goodman, Mr. Haley and Mr. Hessekiel; (ii) for 2021, Mr. Senner, Mr. Haley, Mr. Hessekiel, Dr. Peter Lamb and Dr. Gisela M. Schwab; and (iii) for 2020, Dr. Schwab, Mr. Senner, Mr. Hessekiel and Mr. Haley.

(2)
Compensation actually paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards and Options Awards” column are the totals from the “Stock Awards” and “Option Awards” columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Options Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	16,877,545	(14,567,256)	13,710,249	16,020,538
2021	7,530,431	(5,160,513)	12,927,744	15,297,662
2020	2,349,812	0	16,215,599	18,565,411

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Options Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	5,149,608	(4,061,664)	3,950,807	5,038,751
2021	3,510,384	(2,641,508)	4,743,164	5,612,040
2020	1,237,199	(190,750)	4,832,229	5,878,678

The amounts in the “Inclusion of Equity Values” columns in the tables above are derived from the amounts set forth in the following tables:

Year	Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years for PEO ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year for PEO ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total – Inclusion of Equity Values for PEO ($)
2022	11,008,595	1,591,223	0	1,110,432	0	13,710,249
2021	6,464,669	3,180,756	0	3,282,318	0	12,927,744
2020	0	7,832,719	0	8,382,880	0	16,215,599

Year	Average Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years for Non-PEO NEOs ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year for Non-PEO NEOs ($)	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested During Year for Non-PEO NEOs ($)		Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	3,080,814	443,853	123,352	302,788		0	3,950,807
2021	1,324,859	721,634	288,187	2,408,484	(a)	0	4,743,164
2020	175,613	2,259,042	0	2,397,575		0	4,832,229

(a)	Amount includes the addition of the aggregate incremental fair value associated with the modifications of Dr. Schwab’s equity awards in September 2021.

(3)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is January 3, 2020.

(4)
The peer group used for this purpose is the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the fiscal year ended December 30, 2022.

(5)
SEC rules require us to designate a “Company-Selected Measure” that in our assessment represents the most important financial performance measure used by us to link the compensation actually paid to our PEO and non-PEO
NEOs, for the most recently completed fiscal year, to our performance. We have selected Net Product Revenues as this measure for fiscal 2022.

Company Selected Measure Name	Net Product Revenues
Named Executive Officers, Footnote [Text Block]
(1)
Dr. Morrissey was our PEO for each year presented. The individuals comprising the non-PEO
NEOs for each year presented are as follows: (i) for 2022, Mr. Senner, Dr. Goodman, Mr. Haley and Mr. Hessekiel; (ii) for 2021, Mr. Senner, Mr. Haley, Mr. Hessekiel, Dr. Peter Lamb and Dr. Gisela M. Schwab; and (iii) for 2020, Dr. Schwab, Mr. Senner, Mr. Hessekiel and Mr. Haley.

Peer Group Issuers, Footnote [Text Block]
(4)
The peer group used for this purpose is the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the fiscal year ended December 30, 2022.

PEO Total Compensation Amount	$ 16,877,545	$ 7,530,431	$ 2,349,812
PEO Actually Paid Compensation Amount	$ 16,020,538	15,297,662	18,565,411
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Compensation actually paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards and Options Awards” column are the totals from the “Stock Awards” and “Option Awards” columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Options Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	16,877,545	(14,567,256)	13,710,249	16,020,538
2021	7,530,431	(5,160,513)	12,927,744	15,297,662
2020	2,349,812	0	16,215,599	18,565,411

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Options Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	5,149,608	(4,061,664)	3,950,807	5,038,751
2021	3,510,384	(2,641,508)	4,743,164	5,612,040
2020	1,237,199	(190,750)	4,832,229	5,878,678
The amounts in the “Inclusion of Equity Values” columns in the tables above are derived from the amounts set forth in the following tables:

Year	Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years for PEO ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year for PEO ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total – Inclusion of Equity Values for PEO ($)
2022	11,008,595	1,591,223	0	1,110,432	0	13,710,249
2021	6,464,669	3,180,756	0	3,282,318	0	12,927,744
2020	0	7,832,719	0	8,382,880	0	16,215,599

Year	Average Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years for Non-PEO NEOs ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year for Non-PEO NEOs ($)	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested During Year for Non-PEO NEOs ($)		Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	3,080,814	443,853	123,352	302,788		0	3,950,807
2021	1,324,859	721,634	288,187	2,408,484	(a)	0	4,743,164
2020	175,613	2,259,042	0	2,397,575		0	4,832,229

(a)	Amount includes the addition of the aggregate incremental fair value associated with the modifications of Dr. Schwab’s equity awards in September 2021.

Non-PEO NEO Average Total Compensation Amount	$ 5,149,608	3,510,384	1,237,199
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,038,751	5,612,040	5,878,678
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
Compensation actually paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards and Options Awards” column are the totals from the “Stock Awards” and “Option Awards” columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Options Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	16,877,545	(14,567,256)	13,710,249	16,020,538
2021	7,530,431	(5,160,513)	12,927,744	15,297,662
2020	2,349,812	0	16,215,599	18,565,411

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Options Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	5,149,608	(4,061,664)	3,950,807	5,038,751
2021	3,510,384	(2,641,508)	4,743,164	5,612,040
2020	1,237,199	(190,750)	4,832,229	5,878,678
The amounts in the “Inclusion of Equity Values” columns in the tables above are derived from the amounts set forth in the following tables:

Year	Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years for PEO ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year for PEO ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total – Inclusion of Equity Values for PEO ($)
2022	11,008,595	1,591,223	0	1,110,432	0	13,710,249
2021	6,464,669	3,180,756	0	3,282,318	0	12,927,744
2020	0	7,832,719	0	8,382,880	0	16,215,599

Year	Average Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years for Non-PEO NEOs ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year for Non-PEO NEOs ($)	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested During Year for Non-PEO NEOs ($)		Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	3,080,814	443,853	123,352	302,788		0	3,950,807
2021	1,324,859	721,634	288,187	2,408,484	(a)	0	4,743,164
2020	175,613	2,259,042	0	2,397,575		0	4,832,229

(a)	Amount includes the addition of the aggregate incremental fair value associated with the modifications of Dr. Schwab’s equity awards in September 2021.

(3)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is January 3, 2020.

(4)
The peer group used for this purpose is the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the fiscal year ended December 30, 2022.

(5)
SEC rules require us to designate a “Company-Selected Measure” that in our assessment represents the most important financial performance measure used by us to link the compensation actually paid to our PEO and non-PEO
NEOs, for the most recently completed fiscal year, to our performance. We have selected Net Product Revenues as this measure for fiscal 2022.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid Compared to TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid compared to Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid compared to Net Product Revenues
Total Shareholder Return Vs Peer Group [Text Block]	Compensation Actually Paid Compared to TSR
Tabular List [Table Text Block]
Required Tabular Disclosure of Most Important Performance Measures
The most important performance measures used to link compensation actually paid to our NEOs for 2022 to Company performance are set forth below. For further information regarding these performance metrics and their function in our executive compensation program, please refer to the “Compensation Discussion and Analysis” section of this Proxy Statement.

Relative TSR
Net Product Revenues

Total Shareholder Return Amount	$ 94	107	118
Peer Group Total Shareholder Return Amount	116	129	129
Net Income (Loss)	$ 182,300,000	$ 231,100,000	$ 111,800,000
Company Selected Measure Amount	1,401,200,000	1,077,300,000	741,600,000
PEO Name	Dr. Morrissey
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Product Revenues
PEO [Member] | Exclusion of Stock Awards and Options Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (14,567,256)	$ (5,160,513)	$ 0
PEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,710,249	12,927,744	16,215,599
PEO [Member] | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,008,595	6,464,669	0
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,591,223	3,180,756	7,832,719
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,110,432	3,282,318	8,382,880
PEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Exclusion of Stock Awards and Options Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,061,664)	(2,641,508)	(190,750)
Non-PEO NEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,950,807	4,743,164	4,832,229
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,080,814	1,324,859	175,613
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	443,853	721,634	2,259,042
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	123,352	288,187	0
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	302,788	2,408,484	2,397,575
Non-PEO NEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0